Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 31,588,195.4		₨ 28,638,811.1	$ 336,653.5
Fair value of credit substitutes	273,023.1		161,179.6	$ 2,909.8
Non-funded exposure	3,537,324.2		2,642,091.8
Total Exposure	₨ 35,398,542.7	$ 377,262.5	₨ 31,442,082.5
Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	100.00%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 10,362,340.8		₨ 10,435,520.6
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	16,463.3		252.5
Total Exposure	₨ 10,378,804.1	$ 110,612.9	₨ 10,435,773.1
Consumer Loans | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	29.30%	29.30%	33.30%
NBFC
Concentration Risk [Line Items]
Gross loans	₨ 1,737,107.5		₨ 1,650,812.6
Fair value of credit substitutes	108,870.6		50,076.1
Non-funded exposure	3,684.4		1,035.1
Total Exposure	₨ 1,849,662.5	$ 19,712.9	₨ 1,701,923.8
NBFC | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	5.20%	5.20%	5.40%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 1,224,106.4		₨ 1,107,102.6
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	69,173.2		56,842.4
Total Exposure	₨ 1,293,279.6	$ 13,783.2	₨ 1,163,945.0
Retail Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.70%	3.70%	3.70%
Real Estate & Property Services
Concentration Risk [Line Items]
Gross loans	₨ 1,238,509.5		₨ 1,168,287.2
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	84,434.8		62,855.1
Total Exposure	₨ 1,322,944.3	$ 14,099.4	₨ 1,231,142.3
Real Estate & Property Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.70%	3.70%	3.90%
Consumer Services
Concentration Risk [Line Items]
Gross loans	₨ 1,124,050.8		₨ 1,017,874.2
Fair value of credit substitutes	2,908.2		0.0
Non-funded exposure	61,839.8		45,155.5
Total Exposure	₨ 1,188,798.8	$ 12,669.7	₨ 1,063,029.7
Consumer Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.40%	3.40%	3.40%
Power
Concentration Risk [Line Items]
Gross loans	₨ 874,751.5		₨ 769,686.4
Fair value of credit substitutes	29,326.0		24,160.8
Non-funded exposure	138,745.6		102,143.7
Total Exposure	₨ 1,042,823.1	$ 11,114.0	₨ 895,990.9
Power | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.90%	2.90%	2.80%
Food and Beverage
Concentration Risk [Line Items]
Gross loans	₨ 852,451.2		₨ 760,841.6
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	65,554.0		59,838.4
Total Exposure	₨ 918,005.2	$ 9,783.7	₨ 820,680.0
Food and Beverage | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.60%	2.60%
Road Transportation
Concentration Risk [Line Items]
Gross loans	₨ 1,009,463.1		₨ 815,518.6
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	16,403.5		14,315.2
Total Exposure	₨ 1,025,866.6	$ 10,933.2	₨ 829,833.8
Road Transportation | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.90%	2.90%	2.60%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 8,573,764.7		₨ 7,702,733.5
Fair value of credit substitutes	74,317.0		55,116.1
Non-funded exposure	1,973,464.9		1,501,008.6
Total Exposure	₨ 10,621,546.6	$ 113,199.9	₨ 9,258,858.2
Others (none greater than 2%) | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	29.90%	29.90%	29.50%
Wholesale Trade - Non-Industrial
Concentration Risk [Line Items]
Gross loans	₨ 819,812.7		₨ 643,909.8
Fair value of credit substitutes	1,420.4		0.0
Non-funded exposure	48,908.2		36,548.1
Total Exposure	₨ 870,141.3	$ 9,273.6	₨ 680,457.9
Wholesale Trade - Non-Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.50%	2.50%	2.20%
Wholesale Trade - Industrial
Concentration Risk [Line Items]
Gross loans	₨ 647,843.2		₨ 574,318.0
Fair value of credit substitutes	6,551.1		0.0
Non-funded exposure	124,146.2		101,287.4
Total Exposure	₨ 778,540.5	$ 8,297.4	₨ 675,605.4
Wholesale Trade - Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%	2.20%	2.10%
Infrastructure Development
Concentration Risk [Line Items]
Gross loans	₨ 517,943.2		₨ 362,910.9
Fair value of credit substitutes	22,725.5		8,937.8
Non-funded exposure	448,153.4		359,503.4
Total Exposure	₨ 988,822.1	$ 10,538.4	₨ 731,352.1
Infrastructure Development | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.80%	2.80%	2.30%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 543,030.4		₨ 447,424.3
Fair value of credit substitutes	0.0		2,484.2
Non-funded exposure	265,795.7		203,246.4
Total Exposure	₨ 808,826.1	$ 8,620.1	₨ 653,154.9
Engineering | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.10%
Agri-Allied
Concentration Risk [Line Items]
Gross loans	₨ 740,385.9		₨ 627,426.4
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	6,026.1		5,066.2
Total Exposure	₨ 746,412.0	$ 7,954.9	₨ 632,492.6
Agri-Allied | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%	2.00%
Iron and Steel
Concentration Risk [Line Items]
Gross loans	₨ 664,942.4		₨ 554,444.4
Fair value of credit substitutes	25,245.1		20,404.6
Non-funded exposure	106,578.9		92,993.8
Total Exposure	₨ 796,766.4	$ 8,491.6	₨ 667,842.8
Iron and Steel | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.10%
Business Services [Member]
Concentration Risk [Line Items]
Gross loans	₨ 657,692.1
Fair value of credit substitutes	1,659.2
Non-funded exposure	107,952.2
Total Exposure	₨ 767,303.5	$ 8,177.6
Business Services [Member] | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%	2.20%